Net Loss per Share (Details Narrative) - shares	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Earnings Per Share [Abstract]
Antidilutive securities excluded from earnings per share, incremental shares	336,962,311	298,931,138	94,643,712